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                       AMERICAN INDEPENDENCE FUNDS TRUST



                       SUPPLEMENT DATED SEPTEMBER 5, 2001
           TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2001

The following information supplements the information contained under the section "Investment Adviser" set forth in the Statement of Additional
Information:

In connection with a restructuring of INTRUST Bank and its subsidiaries, the Funds' Board of Trustees approved on August 21, 2001 a new Assumption Agreement between INTRUST Bank and INTRUST Financial Services, Inc., a newly formed, wholly owned subsidiary of INTRUST Bank with respect to the Stock Fund, International Multi-manager Stock Fund, Short-Term Bond Fund, Intermediate Bond Fund, Kansas Tax-Exempt Bond Fund and Money Market Fund. The Funds' Board of Trustees also approved on August 21, 2001 the termination of the Assumption Agreement dated March 1, 2000 between INTRUST Bank and INTRUST Financial Services, Inc. renamed INTRUST Brokerage, Inc. The terms of the new
Assumption Agreement are substantially the same as those of the Assumption Agreement dated March 1, 2000, in that INTRUST Financial Services assumes all responsibilities of INTRUST Bank pursuant to a Master Advisory Contract with each such Fund and a Sub-Advisory Contract with AMR Investment Services with respect to the Stock Fund and Money Market Fund.

In addition, the Board approved on behalf of each of the Short-Term Bond Fund, Intermediate Bond Fund and Kansas Tax-Exempt Bond Fund an Assumption Agreement dated August 21, 2001 which assumes all responsibilities of the former INTRUST Financial Services, Inc. pursuant to such Funds' Sub-advisory Contracts with Galliard Capital Management without change to any terms of the Sub-advisory Contracts.

No changes to the Funds, including their advisory and other fees and key personnel and portfolio managers, will occur as a result of the new Assumption Agreement.

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                       AMERICAN INDEPENDENCE FUNDS TRUST

                                 NESTEGG FUNDS


                       SUPPLEMENT DATED SEPTEMBER 5, 2001
           TO STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2001

The following information supplements the information contained under the section "Investment Adviser to the Funds" set forth in the Statement of Additional Information:

         In connection with a restructuring of INTRUST Bank and its subsidiaries, the Trust's Board of Trustees approved on August 21, 2001 a new Assumption Agreement between INTRUST Bank and and INTRUST Financial Services, Inc., a newly formed, wholly owned subsidiary of INTRUST Bank with respect to the NestEgg Funds. The Funds' Board of Trustees also approved on August 21, 2001 the termination of the Assumption Agreement dated March 1, 2000 between INTRUST Bank and INTRUST Financial Services, Inc. renamed INTRUST Brokerage, Inc. The terms of the new Assumption Agreement are substantially the same as those of the Assumption Agreement dated March 1, 2000 in that INTRUST Financial Services assumes all responsibilities of INTRUST Bank pursuant to a Master Advisory Contract with each such Fund.

         No changes to the Funds, including their advisory and other fees and key personnel and portfolio managers, will occur as a result of the new Assumption Agreement.